CrestFunds, Inc.
                      Investors Class

            Supplement dated July 1, 1997 to the
              Prospectus dated March 31, 1997


B Shares of the Funds are subject to Rule 12b-1 distribution and service fees of 1.00% of the average daily net assets. As of July 1, 1997, the Distributor will waive .05% of the Rule 12b-1 distribution and service fees for each of the Funds, with the exception of the Value Fund. As of July 1, 1997, the Distributor will waive .25% of the Rule 12b-1 distribution and service fees for the Value Fund. The Prospectus is hereby amended and supplemented to delete the following section and to add the following section beginning on page 3 as follows:

Annual Fund Operating Expenses (as a percentage of average daily net assets) Net of Waivers and/or Reimbursement:

A Shares
                                                          Total
                         Advisory   12b-1     Other     Operating
Fund                      Fee+      Fees+   Expenses+   Expenses+

Cash Reserve Fund         .39%        0%      .27%        .66%*
U.S. Treasury Money Fund  .40         0       .27         .67
Tax Free Money Fund       .40         0       .27         .67
Limited Term Bond Fund    .50         0       .29         .79
Intermediate Bond Fund    .60         0       .29         .89
Government Bond Fund(1)   .50         0       .22         .72 *
Maryland Municipal Bond
  Fund(1)                 .25         0       .47         .72
Virginia Intermediate
  Municipal Bond Fund     .50         0       .29         .79
Virginia Municipal
  Bond Fund(1)            .50         0       .22         .72
Value Fund                .75         0       .28        1.03
Capital Appreciation
  Fund                    .75         0       .30        1.05
Special Equity Fund       .75         0       .30        1.05
__________

+   Net of waivers and reimbursement.
* Total Operating Expenses have been restated to reflect current fees.
(1) A Shares of Government Bond Fund, Maryland Municipal Bond
    Fund and Virginia Municipal Bond Fund are available through conversion only.

B Shares

                                                          Total
                         Advisory   12b-1     Other     Operating
Fund                      Fee+      Fees+   Expenses+   Expenses+

Cash Reserve Fund         .39%      .95%      .27%        1.61%*
Government Bond Fund      .50       .95       .22         1.67 *
Maryland Municipal
  Bond Fund               .25       .95       .47         1.67 *
Virginia Municipal
  Bond Fund               .50       .95       .22         1.67
Value Fund                .75       .75       .28         1.78
Special Equity Fund       .75       .95       .30         2.00
__________

+   Net of waivers and reimbursements.
* Total Operating Expenses have been restated to reflect current fees.
(2) B Shares of Cash Reserve Fund are available through exchange only.


A Shares of U.S. Treasury Money Fund are not currently being offered. B Shares are not available for U.S. Treasury Money Fund, Tax Free Money Fund, Limited Term Bond Fund, Intermediate Bond Fund, Virginia Intermediate Municipal Bond Fund and Capital Appreciation Fund.

Example: You would pay the following expenses including the maximum sales load or contingent deferred sales load, as applicable, on a $1,000 investment in a fund, assuming 5% annual return and:

Assuming full redemption at the end of each time period:

A Shares                   1 Year  3 Years  5 Years  10 Years
Cash Reserve Fund           $ 7     $21      $37       $ 82
Tax Free Money Fund           7      21       37         83
Limited Term Bond Fund       28      45       63        116
Intermediate Bond Fund       39      58       78        136
Government Bond Fund(1)       7      23       40         89
Maryland Municipal
  Bond Fund(1)                7      23       40         89
Virginia Intermediate
  Municipal Bond Fund        43      59       77        129
Virginia Municipal Bond
  Fund(1)                     7      23       40         89
Value Fund                   55      76       99        165
Capital Appreciation Fund    55      77      100        167
Special Equity Fund          55      77      100        167

B Shares*                  1 Year  3 Years  5 Years  10 Years**
Cash Reserve Fund           $66     $81     $108       $153
Government Bond Fund         67      83      111        160
Maryland Municipal Bond
  Fund                       67      83      111        160
Virginia Municipal Bond
  Fund                       67      83      111        160
Value Fund                   68      86      116        180
Special Equity Fund          70      93      128        196

Assuming no redemption:

B Shares                   1 Year  3 Years  5 Years  10 Years
Cash Reserve Fund           $15      $48      $83      $153
Government Bond Fund         17       53       91       160
Maryland Municipal Bond
  Fund                       17       53       91       160
Virginia Municipal Bond
  Fund                       17       53       91       160
Value Fund                   18       56       96       180
Special Equity Fund          20       63      108       196
__________

*   Reflects deduction of applicable Contingent Deferred Sales
    Load.
** Reflects conversion of B Shares to A Shares after seven years.
(1) A Shares of the Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund are available only through conversion of B Shares after 7 years. No sales load is applied when converted to A Shares.



            RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

     The Trust Class Statement of Additional Information for CrestFunds, Inc., included as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-4163), filed with the Securities and Exchange Commission on March 28, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is hereby incorporated by reference as if set forth in full herein.

                        CrestFunds, Inc.
                           Trust Class

              Supplement dated July 1, 1997 to the
    Statement of Additional Information dated March 28, 1997


     Effective July 1, 1997, the Statement of Additional
Information is hereby amended and supplemented to add the following as a non-fundamental limitation to the end of section
"Investment Policies and Limitations" on page 7:

Maximum Growth, Growth and Income and Balance Funds:

     xvi. Each of these Funds will operate as a fund of funds in reliance upon Section 12(d)(1)(G) of the Investment Company Act of 1940. Each Fund will not, to the extent it may acquire shares of registered open-end investment companies or registered unit investment trusts, acquire such shares in excess of the limits of Section 12(d)(1) by virtue of reliance upon either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940
               Act.

     The Investors Class Statement of Additional Information for CrestFunds, Inc., included as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-4163), filed with the Securities and Exchange Commission on March 28, 1997 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is hereby incorporated by reference as if set forth in full herein.

                         CrestFunds, Inc.
                         Investors Class

              Supplement dated July 1, 1997 to the
    Statement of Additional Information dated March 28, 1997


     Effective July 1, 1997, the Statement of Additional
Information is hereby amended and supplemented to add the following as a non-fundamental limitation to the end of section
"Investment Policies and Limitations" on page 7:

Maximum Growth, Growth and Income and Balance Funds:

     xvi. Each of these Funds will operate as a fund of funds in reliance upon Section 12(d)(1)(G) of the Investment Company Act of 1940. Each Fund will not, to the extent it may acquire shares of registered open-end investment companies or registered unit investment trusts, acquire such shares in excess of the limits of Section 12(d)(1) by virtue of reliance upon either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940
               Act.